Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands)(7)	Revenue (thousands)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$14,223,999	$2,387,901	$3,627,757	$950,576	$53.54	$113.65	$(623,506)	$2,084,279
2021	$14,738,202	$(2,130,755)	$4,424,914	$1,580,511	$84.16	$126.45	$(595,625)	$1,767,087
2020	$20,190,059	$31,491,863	$3,418,244	$5,633,300	$143.26	$126.42	$(823,605)	$1,491,391

(1)
This column represents the amount of total compensation reported for Mr. Conroy (our Chairman, President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.

(2)
This column represents the amount of “compensation actually paid” to Mr. Conroy, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Conroy during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Conroy’s total compensation for each fiscal year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$14,223,999	$(12,685,646)	$849,548	$2,387,901
2021	$14,738,202	$(12,266,752)	$(4,602,205)	$(2,130,755)
2020	$20,190,059	$(18,202,096)	$29,503,900	$31,491,863

(a)
This column represents the amount of total compensation reported for Mr. Conroy for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Conroy to arrive at “compensation actually paid” to Mr. Conroy for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2022	$4,482,180	$(3,452,678)	$801,227	$181,458	$(1,162,640)	$0	$849,548
2021	$4,392,196	$(11,112,755)	$0	$2,118,354	$0	$0	$(4,602,205)
2020	$23,175,582	$7,399,012	$0	$(1,070,694)	$0	$0	$29,503,900
The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.
(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Conroy) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Conroy) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2022, Jeffrey Elliott, Everett Cunningham, Jacob Orville, and Sarah Condella; (ii) for 2021, Jeffrey Elliott, D. Scott Coward, Graham Lidgard, Jacob Orville, and Everett Cunningham; and (iii) for 2020, Jeffrey Elliot, D. Scott Coward, Graham Lidgard, Jacob Orville, Mark Stenhouse, and Gisela Paulsen.

(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Conroy) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Conroy) for each fiscal year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non- PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,627,757	$(2,782,706)	$105,525	$950,576
2021	$4,424,914	$(4,042,274)	$1,106,856	$1,580,511
2020	$3,418,244	$(2,557,429)	$4,772,484	$5,633,300

(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Conroy) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Conroy) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Conroy) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Conroy) to arrive at “compensation actually paid” to each NEO (excluding Mr. Conroy) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Conroy) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2022	$1,306,617	$(772,582)	$81,636	$(391,458)	$(118,688)	$0	$105,525
2021	$2,190,721	$(1,376,746)	$0	$292,881	$0	$0	$1,106,856
2020	$3,631,643	$1,402,957	$0	$(262,116)	$0	$0	$4,772,484

(5)
This column represents cumulative Company total shareholder return (“TSR”). TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021 and 2020-2022), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology.

(7)
This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(8)
This column represents the amount of revenue reflected in the Company’s audited financial statements for the applicable fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)
This column represents the amount of total compensation reported for Mr. Conroy (our Chairman, President and Chief Executive Officer) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement.
(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Conroy) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Conroy) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2022, Jeffrey Elliott, Everett Cunningham, Jacob Orville, and Sarah Condella; (ii) for 2021, Jeffrey Elliott, D. Scott Coward, Graham Lidgard, Jacob Orville, and Everett Cunningham; and (iii) for 2020, Jeffrey Elliot, D. Scott Coward, Graham Lidgard, Jacob Orville, Mark Stenhouse, and Gisela Paulsen.

Peer Group Issuers, Footnote [Text Block]	(6) This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology.
PEO Total Compensation Amount	$ 14,223,999	$ 14,738,202	$ 20,190,059
PEO Actually Paid Compensation Amount	$ 2,387,901	(2,130,755)	31,491,863
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
This column represents the amount of “compensation actually paid” to Mr. Conroy, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Conroy during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Conroy’s total compensation for each fiscal year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2022	$14,223,999	$(12,685,646)	$849,548	$2,387,901
2021	$14,738,202	$(12,266,752)	$(4,602,205)	$(2,130,755)
2020	$20,190,059	$(18,202,096)	$29,503,900	$31,491,863

(a)
This column represents the amount of total compensation reported for Mr. Conroy for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Conroy to arrive at “compensation actually paid” to Mr. Conroy for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the fiscal year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Value of Equity Awards
2022	$4,482,180	$(3,452,678)	$801,227	$181,458	$(1,162,640)	$0	$849,548
2021	$4,392,196	$(11,112,755)	$0	$2,118,354	$0	$0	$(4,602,205)
2020	$23,175,582	$7,399,012	$0	$(1,070,694)	$0	$0	$29,503,900
The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date, (y) for PSU awards (excluding market-conditioned (relative TSR-based) PSU awards), the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date and (z) for market-conditioned PSU awards, a Monte Carlo simulation with reference to the risk free rate, dividend yield and volatility assumptions as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 3,627,757	4,424,914	3,418,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 950,576	1,580,511	5,633,300
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Conroy) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Conroy) for each fiscal year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non- PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,627,757	$(2,782,706)	$105,525	$950,576
2021	$4,424,914	$(4,042,274)	$1,106,856	$1,580,511
2020	$3,418,244	$(2,557,429)	$4,772,484	$5,633,300

(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Conroy) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Conroy) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Conroy) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Conroy) to arrive at “compensation actually paid” to each NEO (excluding Mr. Conroy) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Conroy) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year	Adjusted Average Value of Equity Awards
2022	$1,306,617	$(772,582)	$81,636	$(391,458)	$(118,688)	$0	$105,525
2021	$2,190,721	$(1,376,746)	$0	$292,881	$0	$0	$1,106,856
2020	$3,631,643	$1,402,957	$0	$(262,116)	$0	$0	$4,772,484

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $2,387,901, ($2,130,755), and $31,491,863 for 2022, 2021, and 2020, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K, was $950,576, $1,580,511, and $5,633,300 for 2022, 2021, and 2020, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $53.54, $84.16, and $143.26 for 2020-2022, 2020-2021, and 2020, respectively. Please see Note 5 above for additional information related to the computation of Company TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Company Net Income
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $2,387,901, ($2,130,755), and $31,491,863 for 2022, 2021, and 2020, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K, was $950,576, $1,580,511, and $5,633,300 for 2022, 2021, and 2020, respectively. The Company’s net income, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was ($623,506,000), ($595,625,000), and ($823,605,000) for 2022, 2021, and 2020, respectively.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Company Revenue
The compensation actually paid to our PEO, as computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $2,387,901, ($2,130,755), and $31,491,863 for 2022, 2021, and 2020, respectively. The average amount of compensation actually paid to the NEOs as a group (excluding Mr. Conroy), as computed in accordance with Item 402(v) of Regulation S-K, was $950,576, $1,580,511, and $5,633,300 for 2022, 2021 and 2020, respectively. The Company’s revenue, as computed in accordance with Item 402(v) of Regulation S-K and reflected in the Company’s audited financial statements for the applicable fiscal year, was $2,084,279,000, $1,767,087,000, and $1,491,391,000 for 2022, 2021, and 2020, respectively.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $53.54, $84.16, and $143.26 for 2020-2022, 2020-2021, and 2020, respectively. The TSR of the Company’s Peer Group (the NASDAQ Biotechnology index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation S-K, was $113.65, $126.45, and $126.42 for 2020-2022, 2020-2021, and 2020, respectively. Please see Note 5 and Note 6, above, for additional information related to the computation of Company TSR and peer group TSR, respectively.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•
Revenue;

•
Company TSR as compared to a peer index consisting of healthcare companies in the Russell 1000; and

•
Adjusted EBITDA

Total Shareholder Return Amount	$ 53.54	84.16	143.26
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (623,506,000)	$ (595,625,000)	$ (823,605,000)
Company Selected Measure Amount	2,084,279	1,767,087	1,491,391
PEO Name	Mr. Conroy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR as compared to a peer index consisting of healthcare companies in the Russell 1000
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Equity Awards Adjustment Of Summary Compensation Table Value Of PEO Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,685,646)	$ (12,266,752)	$ (18,202,096)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	849,548	(4,602,205)	29,503,900
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,482,180	4,392,196	23,175,582
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,452,678)	(11,112,755)	7,399,012
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	801,227	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	181,458	2,118,354	(1,070,694)
PEO [Member] | Equity Awards Adjustment Of Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,162,640)	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	105,525	1,106,856	4,772,484
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,306,617	2,190,721	3,631,643
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(772,582)	(1,376,746)	1,402,957
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,636	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(391,458)	292,881	(262,116)
Non-PEO NEO [Member] | Equity Awards Adjustment Of Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(118,688)	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Adjustment Of Summary Compensation Table Value Of Non-PEO NEO Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,782,706)	$ (4,042,274)	$ (2,557,429)